Major exchange rates	12 Months Ended
Dec. 31, 2020
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates	Major exchange rates
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2020	December 31, 2019	December 31, 2018	2020	2019	2018
EUR	1.2271	1.1234	1.1450	1.1384	1.1213	1.1838
GBP	1.3649	1.3204	1.2800	1.2860	1.2755	1.3374